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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Anton V. Schutz
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-15037
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    N/A
         -------------------------------
Title:
         -------------------------------
Phone:   (585) 770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Anton V. Schutz             Rochester, NY       11/13/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-10662                   Mendon Capital Advisors Corp.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 33
                                        --------------------

Form 13F Information Table Value Total: 3,322.11
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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
         ITEM 1            ITEM 2     ITEM 3    ITEM 4        ITEM 5          ITEM 6     ITEM 7       ITEM 8
------------------------  --------  ---------  --------  -----------------  -----------  ------  ------------------
                          TITLE OF               VALUE    SH/PRN   SH/PUT/    INVSTMT     OTHER   VOTING AUTHORITY
        ISSUER             CLASS      CUSIP     (x1000)   AMOUNT  PRN CALL    DISCRTN      MGRS  SOLE  SHARED  NONE
ASTORIA FINANCIAL            COM    046265104        49    5,000            SH-DEFINED             0
BSB BANCORP                  COM    0557h108       64.5     5000            SH-DEFINED             0
BANCORP SOUTH                COM    059692103      73.7     5000            SH-DEFINED             0
BANK OF COMMERCE             COM    06424j103       112    25000            SH-DEFINED             0
BRIDGE CAPITAL               COM    108030107    115.95     7500            SH-DEFINED             0
CVB FINANCIAL                COM    126600105    107.46     9000            SH-DEFINED             0
CALIFORNIA UNITED            COM    130781107       139    12000            SH-DEFINED             0
CAPE BANCORP                 COM    139209100        94    10000            SH-DEFINED             0
CENTERSTATES FINANCIAL       COM    15201p109        36     4000            SH-DEFINED             0
COBIZ FINANCIAL              COM    190897108        70    10000            SH-DEFINED             0
FIRST MIDWEST                COM    320867104        75     6000            SH-DEFINED             0
FIRST UNITED BANCORP         COM    33740n105        65    10000            SH-DEFINED             0
FOX CHASE BANCORP            COM    35137t108      62.5     4000            SH-DEFINED             0
FRANKLIN FINANCIAL           COM    35353c102        85     5000            SH-DEFINED             0
HERITAGE COMMERCE            COM    426927109       139    20000            SH-DEFINED             0
HERITAGE OAKS BANCORP        COM    42724r107       184    32000            SH-DEFINED             0
MB FINANCIAL                 COM    55264u108        99     5000            SH-DEFINED             0
NEW ENGLAND BANCSHARES       COM    643863202       144    10500            SH-DEFINED             0
NEWPORT BANCORP              COM    651754103        39     2600            SH-DEFINED             0
OBA FINANCIAL                COM    67424g101        91     6000            SH-DEFINED             0
OMNI AMERICAN BANCORP        COM    68216r107       159     7000            SH-DEFINED             0
PACWEST BANCORP              COM    295263103       140     6000            SH-DEFINED             0
PACIFIC PREMIER BANCORP      COM    69478x105        95    10000            SH-DEFINED             0
PARK STERLING                COM    70086y105       148    30000            SH-DEFINED             0
PEAPACK GLADSTONE            COM    704699107        33     2000            SH-DEFINED             0
PEOPLES FEDERAL              COM    711037101       138     8000            SH-DEFINED             0
SEACOAST BANKING             COM    811707306       122    77000            SH-DEFINED             0
STERLING BANK NY             COM    859158107        99    10000            SH-DEFINED             0
SUSQUEHANNA BANCSHARES       COM    869099101        38     3600            SH-DEFINED             0
TEXAS CAPITAL BANCSHARES     COM    88224q107       174     3500            SH-DEFINED             0
UNITED FINANCIAL BANCORP     COM    91030t109       145    10000            SH-DEFINED             0
VIEWPOINT FINANCIAL          COM    92672a101        96     5000            SH-DEFINED             0
WESTERN ALLIANCE BANCORP     COM    957638109        92     9000            SH-DEFINED             0